Borrowings	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Borrowings
Borrowings

2.    Borrowings

Promissory Notes Payable

	September 30,	December 31,
	2024	2023
Malta loan receipt 3 – June 3, 2022	$511,262	$507,035
Malta loan receipt 2 – August 10, 2021	315,673	313,063
Malta loan receipt 1 – February 9, 2021	64,807	64,271
Interest added to principal	70,088	29,191
Total principal outstanding	961,830	913,560
Plus: accrued interest	45,383	40,317
Total promissory notes payable	$1,007,213	$953,877

In May 2020, the Company formed a subsidiary in the Republic of Malta, Trust Stamp Malta, with the intent to establish a research and development center with the assistance of potential grants and loans from the Maltese government. As part of the creation of this entity, we entered into an agreement with the government of Malta for a potentially repayable advance of up to €800 thousand or $858 thousand to assist in covering the costs of 75% of the first 24 months of payroll costs for any employee who begins 36 months from the execution of the agreement on July 8, 2020. On February 9, 2021 the Company began receiving funds and as of September 30, 2024, the balance received was $892 thousand which includes changes in foreign currency rates. The liability was paid in full on November 15, 2024.

The Company will pay an annual interest rate of 2% over the European Central Banks (ECB) base rate as set on the beginning of the year in review. If the ECB rate is below negative 1%, the interest rate shall be fixed at 1%. The Company will repay a minimum of 10% of Trust Stamp Malta’s pre-tax profits per annum capped at 15% of the amount due to the Corporation until the disbursed funds are repaid. At this time, Trust Stamp Malta does not have any revenue-generating contracts and therefore, we do not believe any amounts shall be classified as current. The Malta loan interest rate increased from 4.5% for the nine months ended September 30, 2023 to 6.5% for the nine months ended September 30, 2024 due to the increased interest rate noted by the ECB. The liability was paid in full on November 15, 2024.

Subordinated Business Loans

	September 30,	December 31,
	2024	2023
Agile loan agreement 1 - July 9, 2024	$315,000	$—
Agile loan agreement 2 - August 29,2024	530,000	—
Interest added to loan agreement 1 - July 9, 2024	54,450	—
Interest added to loan agreement 2 - August 29, 2024	33,314	—
Total principal and interest outstanding	932,764	—
Less: loan repayments	287,228	—
Total promissory notes payable	$645,536	$—

On July 9, 2024, the Company entered into a subordinated secured promissory note with Agile Lending, LLC as lead lender (“Agile”) and Agile Capital Funding, LLC as collateral agent, which provides for a term loan to the Company of $454 thousand with the principal amount of $315 thousand and interest of $139 thousand. Commencing July 18, 2024, the Company is required to make weekly payments of $16 thousand until the due date, January 23, 2025. The loan may be prepaid subject to a prepayment fee. An administrative agent fee of $15 thousand was paid on the loan. In connection with the loan, Agile was issued a subordinated secured promissory note, dated July 9, 2024, in the principal amount of $315 thousand which note is secured by all of the Borrower’s assets, including receivables.

On August 29, 2024, the Company entered into another subordinated secured promissory note with Agile Lending, LLC as lead lender (“Agile”) and Agile Capital Funding, LLC as collateral agent, which provides for a term loan to the Company of $763 thousand with the principal amount of $530 thousand and interest of $233 thousand. Commencing September 6, 2024, the Company is required to make weekly payments of $27 thousand until the due date, March 14, 2025. The loan may be prepaid subject to a prepayment fee. An administrative agent fee of $27 thousand was paid on the loan. In connection with the loan, Agile was issued a subordinated secured promissory note, dated August 29, 2024, in the principal amount of $530 thousand which note is secured by all of the Borrower’s assets, including receivables.

2.    Borrowings

Promissory Notes Payable

	As of December 31,
	2023	2022
Malta loan receipt 3 – June 3, 2022	$507,035	$62,365
Malta loan receipt 2 – August 10, 2021	313,063	303,778
Malta loan receipt 1 – February 9, 2021	64,271	491,996
Interest added to principal	29,191	11,551
Total principal outstanding	913,560	869,690
Plus: accrued interest	40,317	16,775
Total promissory notes payable	$953,877	$886,465

In May 2020, the Company formed a subsidiary in the Republic of Malta, Trust Stamp Malta Limited, with the intent to establish a research and development center with the assistance of potential grants and loans from the Maltese government. As part of the creation of this entity, we entered into an agreement with the government of Malta for a potentially repayable advance of up to €800 thousand or $858 thousand to assist in covering the costs of 75% of the first 24 months of payroll costs for any employee who begins 36 months from the execution of the agreement on July 8, 2020. On February 9, 2021, the Company began receiving funds and as of December 31, 2023, the balance received was $884 thousand which includes changes in foreign currency rates.

The Company will pay an annual interest rate of 2% over the European Central Banks (ECB) base rate as set on the beginning of the year in review. If the ECB rate is below negative 1%, the interest rate shall be fixed at 1%. The Company will repay a minimum of 10% of Trust Stamp Malta Limited’s pre - tax profits per annum capped at 15% of the amount due to the Corporation until the disbursed funds are repaid. At this time, Trust Stamp Malta Limited does not have any revenue - generating contracts and therefore, we do not believe any amounts shall be classified as current. The Malta loan interest rate increased from 2.5% for the year ended December 31, 2022 to 4.5% for the year ended December 31, 2023.